CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,092,088)	$ (17,366,866)	$ (38,043,362)	$ (32,357,957)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,765,619	1,113,188	1,653,819	862,888
Amortization of loan discount and fees	1,611,433	2,818,174	6,506,384	1,382,222
Loss on extinguishment of debt	689,100
Loss on disposition of business	1,523,940
Stock-based compensation	207,094	258,852	602,038	4,800,337
Shares issued for services	499,338
Accounts Receivable, Credit Loss Expense (Reversal)			(118,840)	36,893
Change in credit reserve	344,140	(5,053)
Change in fair value of contingent consideration	(10,698,475)	7,121,240	564,303	8,764,460
Discontinued operations	7,666
Fees incurred in connection with debt financings			568,149	560,309
Change in fair value of warrant liability		(18,223)	(18,223)	11,958
Change in fair value of derivative liability		(880,388)	(1,354,434)	(910,204)
Forgiveness of Payroll Protection Program		(1,760,755)	(1,760,755)	(407,994)
Deferred offering costs			367,696
Deferred income tax benefit				(1,100,120)
Changes in operating assets and liabilities:
Accounts receivable, net	375,685	(100,662)	(452,030)	150,288
Due from factor, net	(96,955)	202,787	655,708	(399,701)
Inventory	454,011	(128,255)	479,394	(911,293)
Prepaid expenses and other current assets	(44,213)	(395,781)	(445,798)	(151,917)
Accounts payable	92,494	435,110	892,120	456,690
Accrued expenses and other liabilities	1,346,068	1,461,572	1,631,512	834,489
Deferred revenue	(183,782)	(55,034)		4,882
Due to related parties			298,943	(63,550)
Accrued interest	217,479	690,624	984,358	461,113
Net cash used in operating activities	(2,981,446)	(6,609,470)	(10,767,706)	(14,230,957)
Cash flows from investing activities:
Cash acquired (consideration) pursuant to business combination			(7,247,303)	(5,936,757)
Deposits	(18,192)		(60,548)	(31,117)
Purchase of property, equipment and software	(27,855)		(61,286)	(43,179)
Deposits	87,378
Net cash provided by (used in) investing activities	41,331		(7,369,137)	(6,011,053)
Cash flows from financing activities:
Proceeds (repayments) from related party advances	(57,427)	(172,036)
Advances (repayments) from factor	154,073	(142,436)	(3,096)	(41,200)
Repayment of contingent consideration			(645,304)
Issuance of loans and note payable	4,194,799	548,808
Repayments of convertible notes and loans payable	(6,604,552)	(3,068,750)	(7,350,276)	(2,006,628)
Issuance of convertible notes payable		2,301,250	6,951,250	8,433,650
Issuance of common stock in public offering	5,000,003	9,347,450	19,347,446	10,000,002
Exercise of over-allotment option with public offering, net				(1,364,997)
Exercise of warrants				1,768,046
Offering costs	(686,927)	(1,930,486)	(2,921,216)	(2,116,957)
Net cash provided by financing activities	1,999,969	6,883,800	18,896,664	20,181,820
Net change in cash and cash equivalents	(940,146)	274,330	759,820	(60,190)
Cash and cash equivalents at beginning of period	1,275,616	515,796	515,796	575,986
Cash and cash equivalents at end of period	335,470	802,724	1,275,616	515,796
Supplemental disclosure of cash flow information:
Cash paid for interest	686,071	191,152	734,869	902,089
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes into common stock		1,802,372	11,983,389	2,680,289
Conversion of notes into preferred stock	5,759,177
Right of use asset	$ 467,738	201,681	102,349
Warrant and common shares issued with notes		$ 98,241	1,368,741
Conversion of venture debt into preferred stock			$ 6,300,000
Conversion of related party notes and payables into preferred and common stock				257,515
Conversion of preferred stock into common stock				6,291
Conversion of contingent consideration into common stock				73,500
Common shares issued pursuant to equity line of credit				$ 367,696